Financial Risk Management (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial Risk Management [Line Items]
Exposed interest rate risk	6.09%	4.67%
Average cash interest rate risk	2.62%	1.90%
Average change to cash interest rate risk	232.74%	246.53%
USD [Member]
Financial Risk Management [Line Items]
Exposed foreign exchange risk percentage	4.60%	4.80%
Euro [Member]
Financial Risk Management [Line Items]
Exposed foreign exchange risk percentage	5.30%	3.50%
GBP [Member]
Financial Risk Management [Line Items]
Exposed foreign exchange risk percentage	4.80%	3.10%